RidgeWorth Ceredex Large Cap Value Equity Fund
CEREDEX LARGE CAP VALUE EQUITY FUND Summary Section A Shares, C Shares, I Shares and IS Shares
Investment Objective
The Ceredex Large Cap Value Equity Fund (the “Fund”) seeks to provide a high level of capital appreciation.
As a secondary goal, the Fund also seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 38 of the Fund’s prospectus and Rights of Accumulation on page 89 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RidgeWorth Ceredex Large Cap Value Equity Fund	A Shares	C Shares	I Shares	IS Shares
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RidgeWorth Ceredex Large Cap Value Equity Fund		A Shares	C Shares	I Shares	IS Shares
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees		0.30%	1.00%	none	none
Other Expenses		0.42%	0.06%	0.44%	0.07%
Total Annual Fund Operating Expenses		1.37%	1.71%	1.09%	0.72%
Fee Waivers and/or Expense Reimbursements	[1]	(0.13%)		(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.24%	1.71%	0.97%	0.72%
[1]	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2017 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 1.24%, 1.90%, 0.97% and 0.85% for the A, C, I and IS Shares, respectively. This agreement may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - RidgeWorth Ceredex Large Cap Value Equity Fund - USD ($)	1 year	3 years	5 years	10 years
A Shares	694	972	1,270	2,116
C Shares	274	539	928	2,019
I Shares	99	335	589	1,318
IS Shares	74	230	401	894

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - RidgeWorth Ceredex Large Cap Value Equity Fund - USD ($)	1 year	3 years	5 years	10 years
A Shares	694	972	1,270	2,116
C Shares	174	539	928	2,019
I Shares	99	335	589	1,318
IS Shares	74	230	401	894

Portfolio Turnover
The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). Ceredex Value Advisors LLC (“Ceredex” or the “Subadviser”) considers large-capitalization companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Value Index. As of July 1, 2016, the market capitalization range of companies in the Russell 1000® Value Index was approximately $1.40 billion and above. As a result of its investment strategy, the Fund’s portfolio turnover rate may be 100% or more.

In selecting investments for purchase and sale, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. The common stocks purchased for the Fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Frequent Trading Risk: Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund's performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.

Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.

Value Investing Risk: “Value” investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued by the Fund may actually be appropriately priced.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

The following table compares the Fund's average annual total returns for the periods indicated with those of a broad measure of market performance.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2016 was 4.99%.

Best Quarter	Worst Quarter
15.26%	-18.95%
(6/30/2009)	(12/31/2008)

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2015)
Average Annual Total Returns - RidgeWorth Ceredex Large Cap Value Equity Fund		1 Year	5 Years	10 Years
A Shares		(10.45%)	8.64%	6.58%
C Shares		(6.21%)	9.34%	6.54%
IS Shares	[1]	(4.40%)	10.34%	7.57%
I Shares		(4.62%)	10.26%	7.53%
I Shares | Return After Taxes on Distributions		(7.04%)	8.18%	6.01%
I Shares | Return After Taxes on Distributions and Sale of Fund Shares		(1.09%)	7.77%	5.82%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)		(3.83%)	11.27%	6.16%
[1]	IS Shares were offered beginning on August 1, 2014. The performance shown prior to such date is based on performance of the Fund's I Shares, and has not been adjusted to reflect the expenses of the IS Shares. If it had been adjusted, performance would have been higher.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

In some cases, average annual return after taxes on distributions and sale of fund shares is higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.